Quarterly Report
September 30, 2024
MFS®  New Discovery Series
MFS® Variable Insurance Trust
VND-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.6%
Aerospace & Defense – 3.7%
CACI International, Inc., “A” (a)	31,165	$15,724,612
KBR, Inc.	166,093	10,817,637
		$26,542,249
Apparel Manufacturers – 1.5%
Skechers USA, Inc., “A” (a)	159,322	$10,661,828
Automotive – 2.4%
Lear Corp.	68,857	$7,515,741
Visteon Corp. (a)	97,612	9,296,567
		$16,812,308
Biotechnology – 2.5%
Adaptive Biotechnologies Corp. (a)	517,653	$2,650,383
BioAtla, Inc. (a)	108,773	191,440
Blueprint Medicines Corp. (a)	47,747	4,416,598
BridgeBio Pharma, Inc. (a)	139,678	3,556,202
CG Oncology, Inc. (a)	52,138	1,967,167
Immunocore Holdings PLC, ADR (a)	94,377	2,937,956
Oxford Nanopore Technologies PLC (a)	967,692	2,058,366
Prelude Therapeutics, Inc. (a)	104,990	217,329
		$17,995,441
Brokerage & Asset Managers – 3.4%
GCM Grosvenor, Inc., “A”	469,154	$5,310,823
Hamilton Lane, Inc., “A”	61,946	10,431,087
WisdomTree Investments, Inc.	855,686	8,548,303
		$24,290,213
Business Services – 4.2%
ExlService Holdings, Inc. (a)	154,889	$5,909,015
Remitly Global, Inc. (a)	688,243	9,215,574
TriNet Group, Inc.	57,292	5,555,605
UL Solutions, Inc.	187,842	9,260,611
		$29,940,805
Computer Software – 11.9%
Alkami Technology, Inc. (a)	248,091	$7,824,790
Altair Engineering, Inc., “A” (a)	74,591	7,124,186
CCC Intelligent Holdings, Inc. (a)	1,074,544	11,873,711
Definitive Healthcare Corp. (a)	1,147,217	5,128,060
DoubleVerify Holdings, Inc. (a)	37,855	637,478
Five9, Inc. (a)	306,213	8,797,500
Guidewire Software, Inc. (a)	77,404	14,160,288
JFrog Ltd. (a)	211,211	6,133,567
Kinaxis, Inc. (a)	43,480	5,165,390
OneStream, Inc. (a)	125,359	4,249,670
Sabre Corp. (a)	892,941	3,277,094
SentinelOne, Inc., “A” (a)	440,443	10,535,397
		$84,907,131
Computer Software - Systems – 2.2%
Q2 Holdings, Inc. (a)	122,199	$9,747,814
QXO, Inc. (PIPE) (a)(n)	379,925	5,991,417
		$15,739,231

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 4.1%
AZEK Co., Inc. (a)	130,214	$6,094,015
Independence Realty Trust, Inc., REIT	348,544	7,145,152
Summit Materials, Inc., “A” (a)	419,137	16,358,917
		$29,598,084
Consumer Products – 1.0%
e.l.f. Beauty, Inc. (a)	32,104	$3,500,299
MGP Ingredients, Inc.	39,245	3,267,146
		$6,767,445
Consumer Services – 0.8%
Boyd Group Services, Inc.	11,608	$1,759,160
European Wax Center, Inc., “A” (a)	616,944	4,195,219
		$5,954,379
Containers – 1.0%
AptarGroup Inc.	43,572	$6,979,799
Electrical Equipment – 2.7%
Littlefuse, Inc.	26,950	$7,148,488
nVent Electric PLC	175,916	12,359,858
		$19,508,346
Electronics – 5.3%
Advanced Energy Industries, Inc.	78,742	$8,286,808
Allegro MicroSystems, Inc. (a)	274,869	6,404,448
Astera Labs, Inc. (a)	61,071	3,199,510
Formfactor, Inc. (a)	199,381	9,171,526
Nova Ltd. (a)	23,618	4,920,574
Onto Innovation, Inc. (a)	27,758	5,761,450
		$37,744,316
Energy - Independent – 3.8%
Antero Resources Corp. (a)	212,045	$6,075,089
Matador Resources Co.	138,312	6,835,379
Permian Resources Corp.	528,599	7,194,232
Viper Energy, Inc.	152,159	6,863,893
		$26,968,593
Engineering - Construction – 3.6%
Corporacion Inmobiliaria Vesta S.A.B. de C.V., ADR	64,372	$1,734,182
Jacobs Solutions, Inc.	77,629	10,161,636
TopBuild Corp. (a)	33,754	13,731,465
		$25,627,283
Entertainment – 0.3%
Vivid Seats, Inc., “A” (a)	642,817	$2,378,423
Food & Beverages – 0.2%
Oatly Group AB, ADR (a)(l)	1,424,788	$1,217,339
Gaming & Lodging – 1.6%
Genius Sports Ltd. (a)	1,413,409	$11,081,127
General Merchandise – 0.8%
Ollie's Bargain Outlet Holdings, Inc. (a)	61,088	$5,937,754

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.3%
Brunswick Corp.	104,145	$8,729,434
Corsair Gaming, Inc. (a)	716,297	4,985,427
Funko, Inc., “A” (a)	237,510	2,902,372
		$16,617,233
Machinery & Tools – 4.9%
Crane Co.	95,367	$15,094,688
Flowserve Corp.	148,526	7,677,309
RB Global, Inc.	155,122	12,485,770
		$35,257,767
Medical & Health Technology & Services – 2.9%
Certara, Inc. (a)	737,092	$8,631,348
HealthEquity, Inc. (a)	66,665	5,456,530
Schrodinger, Inc. (a)	367,166	6,810,929
		$20,898,807
Medical Equipment – 9.2%
Bio-Techne Corp.	124,601	$9,959,358
Envista Holdings Corp. (a)	196,644	3,885,686
Fractyl Health, Inc. (a)(l)	195,104	493,613
Gerresheimer AG	57,671	5,135,715
Globus Medical, Inc. (a)	69,749	4,989,844
Lantheus Holdings, Inc. (a)	44,679	4,903,520
Maravai Lifesciences Holdings, Inc., “A” (a)	350,062	2,909,015
Natera, Inc. (a)	53,039	6,733,301
OptiNose, Inc. (a)	599,169	401,443
Penumbra, Inc. (a)	31,059	6,035,074
PROCEPT BioRobotics Corp. (a)	69,425	5,562,331
QIAGEN N.V.	215,501	9,820,381
UFP Technologies, Inc. (a)	16,770	5,311,059
		$66,140,340
Oil Services – 1.6%
TechnipFMC PLC	435,711	$11,428,700
Pharmaceuticals – 6.8%
Amicus Therapeutics, Inc. (a)	566,413	$6,049,291
Annexon, Inc. (a)	215,374	1,275,014
Ascendis Pharma, ADR (a)	33,824	5,050,262
Collegium Pharmaceutical, Inc. (a)	143,614	5,549,245
Cytokinetics, Inc. (a)	58,063	3,065,726
Harmony Biosciences Holdings (a)	125,553	5,022,120
Kymera Therapeutics, Inc. (a)	77,395	3,663,105
Legend Biotech Corp., ADR (a)	63,104	3,075,058
Neurocrine Biosciences, Inc. (a)	28,814	3,319,949
SpringWorks Therapeutics, Inc. (a)	121,899	3,905,644
Ultragenyx Pharmaceutical, Inc. (a)	98,491	5,471,175
Viking Therapeutics, Inc. (a)	46,271	2,929,417
		$48,376,006
Pollution Control – 1.6%
GFL Environmental, Inc.	292,252	$11,655,010
Real Estate – 0.9%
DigitalBridge Group, Inc., REIT	478,552	$6,761,940

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage – 1.9%
STAG Industrial, Inc., REIT	148,022	$5,786,180
Terreno Realty Corp., REIT	119,297	7,972,618
		$13,758,798
Restaurants – 2.1%
U.S. Foods Holding Corp. (a)	248,380	$15,275,370
Specialty Chemicals – 0.7%
Axalta Coating Systems Ltd. (a)	135,772	$4,913,589
Specialty Stores – 1.4%
ACV Auctions, Inc. (a)	350,251	$7,120,603
Chewy, Inc., “A” (a)	99,239	2,906,710
		$10,027,313
Trucking – 2.3%
Knight-Swift Transportation Holdings, Inc.	167,349	$9,028,478
Saia, Inc. (a)	9,072	3,966,823
XPO, Inc. (a)	33,570	3,609,111
		$16,604,412
Total Common Stocks		$684,367,379
	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a)	$ 2.57	11/23/27	186,662	$0

Investment Companies (h) – 3.7%
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 5.07% (v)	26,832,556	$26,840,606
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.86% (j)	2,064,875	$2,064,875

Other Assets, Less Liabilities – 0.4%		2,799,704
Net Assets – 100.0%		$716,072,564
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $26,840,606 and $686,432,254, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,991,417, representing 0.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$601,497,011	$5,991,417	$—	$607,488,428
Canada	31,065,330	—	—	31,065,330
United Kingdom	16,077,449	—	—	16,077,449
Germany	14,956,096	—	—	14,956,096
Denmark	5,050,262	—	—	5,050,262
Israel	4,920,574	—	—	4,920,574
China	3,075,058	—	—	3,075,058
Mexico	1,734,182	—	—	1,734,182
Mutual Funds	28,905,481	—	—	28,905,481
Total	$707,281,443	$5,991,417	$—	$713,272,860

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$26,807,690	$161,734,648	$161,704,858	$3,687	$(561)	$26,840,606
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,070,316	$—